Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Biotechnology (18.5%)
	AbbVie Inc.	5,969,215	849,957
	Amgen Inc.	1,809,012	487,782
	Gilead Sciences Inc.	4,213,799	322,777
*	Vertex Pharmaceuticals Inc.	872,819	309,685
*	Regeneron Pharmaceuticals Inc.	360,972	297,372
*	Biogen Inc.	489,744	114,639
*	Seagen Inc.	475,974	101,482
*	Moderna Inc.	1,094,095	85,011
*	Alnylam Pharmaceuticals Inc.	397,761	66,923
*	BioMarin Pharmaceutical Inc.	636,220	57,947
*	Exact Sciences Corp.	611,000	39,104
*	Neurocrine Biosciences Inc.	330,179	38,496
*	United Therapeutics Corp.	158,699	38,088
*	Incyte Corp.	644,141	35,003
*	ImmunoGen Inc.	799,660	23,470
*	Sarepta Therapeutics Inc.	268,095	21,791
*	Ionis Pharmaceuticals Inc.	436,030	21,570
*	Natera Inc.	381,059	21,320
*	Exelixis Inc.	968,544	21,124
*	Karuna Therapeutics Inc.	108,261	20,701
*	Halozyme Therapeutics Inc.	446,521	17,240
*,1	CRISPR Therapeutics AG	255,141	17,026
*	Apellis Pharmaceuticals Inc.	278,719	15,015
*	Blueprint Medicines Corp.	194,893	13,572
*	Vaxcyte Inc.	253,841	13,141
*	Alkermes plc	534,936	12,913
*	Insmed Inc.	462,467	11,571
*	Cytokinetics Inc.	292,290	9,786
*	Ultragenyx Pharmaceutical Inc.	242,969	9,439
*	Roivant Sciences Ltd.	938,573	8,973
*	Bridgebio Pharma Inc.	302,230	8,677
*	Intellia Therapeutics Inc.	284,328	8,425
*	Mirati Therapeutics Inc.	142,271	8,074
*	Amicus Therapeutics Inc.	728,200	8,025
*	ACADIA Pharmaceuticals Inc.	359,369	8,007
*	REVOLUTION Medicines Inc.	343,169	8,006
*	Biohaven Ltd.	230,168	7,669
*	Madrigal Pharmaceuticals Inc.	36,671	7,455
*	Arrowhead Pharmaceuticals Inc.	344,357	7,300
*	Denali Therapeutics Inc.	371,858	6,887
*	Immunovant Inc.	171,154	6,697
*	Krystal Biotech Inc.	61,494	6,409

		Shares	Market Value ($000)
*	Beam Therapeutics Inc.	227,730	6,395
*	Xenon Pharmaceuticals Inc.	173,461	6,345
*	Veracyte Inc.	246,148	6,301
*	Cerevel Therapeutics Holdings Inc.	239,742	6,216
*	TG Therapeutics Inc.	485,106	6,214
*	Dynavax Technologies Corp.	435,706	5,969
*	Crinetics Pharmaceuticals Inc.	178,804	5,684
*	Nuvalent Inc. Class A	86,620	5,662
*	Vericel Corp.	152,956	5,436
*	Rocket Pharmaceuticals Inc.	228,167	5,323
*	Myriad Genetics Inc.	276,671	5,282
*	PTC Therapeutics Inc.	229,406	5,281
*	Arcellx Inc.	98,331	5,165
*	Rhythm Pharmaceuticals Inc.	153,892	5,145
*	Celldex Therapeutics Inc.	166,801	5,039
*	Ironwood Pharmaceuticals Inc.	474,188	4,694
*	Catalyst Pharmaceuticals Inc.	324,338	4,680
*	Twist Bioscience Corp.	193,804	4,661
*	Ideaya Biosciences Inc.	145,888	4,588
*	Iovance Biotherapeutics Inc.	752,681	4,569
*	Prothena Corp. plc	135,798	4,424
*	Agios Pharmaceuticals Inc.	188,377	4,188
*,1	Aurinia Pharmaceuticals Inc.	461,866	3,990
*	BioCryst Pharmaceuticals Inc.	641,240	3,770
*	Sage Therapeutics Inc.	182,631	3,576
*	SpringWorks Therapeutics Inc.	116,675	3,546
*	Viking Therapeutics Inc.	287,431	3,512
*	Point Biopharma Global Inc.	250,005	3,400
*	Xencor Inc.	184,338	3,381
*	Ardelyx Inc.	736,835	3,323
*	Syndax Pharmaceuticals Inc.	199,659	3,323
*	Recursion Pharmaceuticals Inc. Class A	483,279	3,310
*	MannKind Corp.	908,029	3,287
*	Mirum Pharmaceuticals Inc.	101,656	3,260
*	Merus NV	124,480	3,080
*	MiMedx Group Inc.	392,706	3,051
*	Vir Biotechnology Inc.	317,761	3,016
*	Protagonist Therapeutics Inc.	155,608	2,834
*	ADMA Biologics Inc.	722,151	2,672
*	MoonLake Immunotherapeutics	60,484	2,656
*	Editas Medicine Inc.	248,494	2,617
*	REGENXBIO Inc.	133,276	2,602
*	Geron Corp. (XNGS)	1,327,509	2,562
*	Kymera Therapeutics Inc.	122,320	2,539
*	Akero Therapeutics Inc.	151,078	2,529
*	Arcus Biosciences Inc.	163,756	2,466
*	Morphic Holding Inc.	97,206	2,304
*	Keros Therapeutics Inc.	70,453	2,138
*	Relay Therapeutics Inc.	267,372	2,115
*,1	Anavex Life Sciences Corp.	277,196	1,999
*	Arcturus Therapeutics Holdings Inc.	81,087	1,941
*	Viridian Therapeutics Inc.	115,634	1,936
*	Zentalis Pharmaceuticals Inc.	167,744	1,887
*	Day One Biopharmaceuticals Inc.	161,692	1,872
*	Verve Therapeutics Inc.	165,420	1,866
*	CareDx Inc.	183,343	1,780
*	Kura Oncology Inc.	175,712	1,699
*,1	Novavax Inc.	307,225	1,690

		Shares	Market Value ($000)
*,1	ImmunityBio Inc.	451,786	1,663
*	Travere Therapeutics Inc.	253,766	1,594
*	Avidity Biosciences Inc.	200,425	1,565
*	Kiniksa Pharmaceuticals Ltd. Class A	95,917	1,551
*	Alpine Immune Sciences Inc.	98,053	1,520
*	Deciphera Pharmaceuticals Inc.	119,763	1,510
*	Disc Medicine Inc.	27,246	1,503
*	89bio Inc.	178,566	1,436
*	Cabaletta Bio Inc.	87,487	1,404
*	Inhibrx Inc.	66,569	1,383
*	MacroGenics Inc.	166,818	1,370
*	Sana Biotechnology Inc.	333,363	1,353
*	Replimune Group Inc.	120,103	1,343
*	Cogent Biosciences Inc.	158,886	1,219
*	Biomea Fusion Inc.	77,920	1,174
*	Alector Inc.	211,057	1,144
*	Rapt Therapeutics Inc.	76,052	1,104
*	Avid Bioservices Inc.	213,702	1,088
*	Tango Therapeutics Inc.	137,615	1,046
*	uniQure NV	145,641	987
*	Summit Therapeutics Inc. (XNMS)	472,287	959
*	HilleVax Inc.	65,636	900
*	Allogene Therapeutics Inc.	368,912	867
	Agenus Inc.	1,107,127	860
*	Nurix Therapeutics Inc.	131,040	815
*	iTeos Therapeutics Inc.	78,729	737
*	Y-mAbs Therapeutics Inc.	118,542	736
*	Lyell Immunopharma Inc.	423,508	733
*	Vanda Pharmaceuticals Inc.	196,725	732
*	Coherus Biosciences Inc.	337,013	718
*	MeiraGTx Holdings plc	132,099	690
*	ALX Oncology Holdings Inc.	86,174	676
*	Fate Therapeutics Inc.	263,459	656
*	Cullinan Oncology Inc.	79,418	650
*	AnaptysBio Inc.	44,837	634
*	Enanta Pharmaceuticals Inc.	67,366	629
*	Humacyte Inc.	228,996	607
*	Altimmune Inc.	178,346	564
*	Organogenesis Holdings Inc.	200,500	511
*	Gossamer Bio Inc.	651,126	509
*,2	PDL BioPharma Inc.	311,327	501
*,1	Entrada Therapeutics Inc.	38,515	500
*	Prime Medicine Inc.	66,082	480
*	Janux Therapeutics Inc.	54,778	478
*	Aerovate Therapeutics Inc.	28,128	442
*	Acelyrin Inc.	65,774	442
*	Aldeyra Therapeutics Inc.	158,743	440
*	Heron Therapeutics Inc.	357,730	440
*	Erasca Inc.	256,156	435
*	Monte Rosa Therapeutics Inc.	130,868	406
*,1	Vaxart Inc.	528,949	378
*	IGM Biosciences Inc.	55,621	375
*	Seres Therapeutics Inc.	351,933	366
*	Inovio Pharmaceuticals Inc.	919,825	363
*	Emergent BioSolutions Inc.	167,220	358
*,1	Ocugen Inc.	899,737	348
*,1	Repare Therapeutics Inc.	63,103	325
*	Foghorn Therapeutics Inc.	61,741	262

		Shares	Market Value ($000)
*	Stoke Therapeutics Inc.	67,452	256
*	2seventy bio Inc.	140,112	256
*	Eagle Pharmaceuticals Inc.	40,230	235
*	PMV Pharmaceuticals Inc.	98,631	226
*	Sangamo Therapeutics Inc.	523,392	225
*	Mural Oncology plc	50,621	183
*	Atara Biotherapeutics Inc.	275,545	182
*	FibroGen Inc.	302,355	167
*	Adicet Bio Inc.	88,935	105
*	Century Therapeutics Inc.	70,505	97
*,2	Prevail Therapeutics CVR	78	—
			3,459,750
Health Care Equipment & Supplies (19.3%)
	Abbott Laboratories	5,868,828	612,060
*	Intuitive Surgical Inc.	1,188,275	369,363
	Medtronic plc	4,499,677	356,689
	Stryker Corp.	1,155,947	342,542
*	Boston Scientific Corp.	4,951,759	276,754
	Becton Dickinson & Co.	941,093	222,267
*	DexCom Inc.	1,311,805	151,540
*	Edwards Lifesciences Corp.	2,055,913	139,206
*	IDEXX Laboratories Inc.	280,767	130,787
	GE Healthcare Inc.	1,384,418	94,777
	Zimmer Biomet Holdings Inc.	706,641	82,189
	ResMed Inc.	497,449	78,463
	STERIS plc	334,057	67,125
	Baxter International Inc.	1,712,667	61,793
*	Hologic Inc.	828,283	59,057
	Cooper Cos. Inc.	167,467	56,423
*	Align Technology Inc.	245,908	52,575
*	Insulet Corp.	236,166	44,657
	Teleflex Inc.	158,937	35,871
*	Penumbra Inc.	123,491	27,426
	DENTSPLY SIRONA Inc.	715,922	22,731
*	Shockwave Medical Inc.	124,274	21,692
*	Globus Medical Inc. Class A	396,919	17,830
*	Lantheus Holdings Inc.	231,468	16,578
*	Inspire Medical Systems Inc.	99,235	14,420
*	Masimo Corp.	151,856	14,238
*	Merit Medical Systems Inc.	194,876	13,945
*	Haemonetics Corp.	171,513	13,870
*	Envista Holdings Corp.	553,818	12,566
*	Neogen Corp.	694,499	11,786
*	QuidelOrtho Corp.	169,623	11,658
	CONMED Corp.	103,973	11,153
*	Inari Medical Inc.	174,412	10,411
*	Glaukos Corp.	156,276	9,984
*	Integer Holdings Corp.	112,587	9,820
*	Integra LifeSciences Holdings Corp.	247,876	9,714
*	Axonics Inc.	170,688	9,557
*	iRhythm Technologies Inc.	103,443	8,822
*	TransMedics Group Inc.	110,267	8,345
*	Enovis Corp.	165,947	8,208
*	LivaNova plc	182,230	8,173
*	ICU Medical Inc.	69,352	6,086
*	AtriCure Inc.	160,377	5,690
*,1	PROCEPT BioRobotics Corp.	151,337	5,610
*	Omnicell Inc.	153,153	5,109

		Shares	Market Value ($000)
*	Tandem Diabetes Care Inc.	220,166	4,456
*	Novocure Ltd.	343,101	4,210
*	STAAR Surgical Co.	131,313	4,118
*	UFP Technologies Inc.	24,548	4,086
*	Alphatec Holdings Inc.	318,074	3,776
	Embecta Corp.	194,216	3,562
	LeMaitre Vascular Inc.	67,558	3,560
*	Avanos Medical Inc.	158,797	3,422
*	Varex Imaging Corp.	136,091	2,565
*	SI-BONE Inc.	129,076	2,447
*	RxSight Inc.	78,289	2,361
*	Artivion Inc.	124,830	2,214
*	Nevro Corp.	122,580	2,123
*	OraSure Technologies Inc.	249,061	1,823
*	OrthoPediatrics Corp.	55,360	1,707
*	Surmodics Inc.	47,661	1,564
	Atrion Corp.	4,791	1,477
*	Establishment Labs Holdings Inc.	57,037	1,463
*	Orthofix Medical Inc.	124,331	1,374
*	Treace Medical Concepts Inc.	156,485	1,371
*	Pulmonx Corp.	115,772	1,262
*	Paragon 28 Inc.	111,528	1,232
*	Silk Road Medical Inc.	124,934	1,166
*	Cerus Corp.	609,264	981
*	AngioDynamics Inc.	134,875	881
*	Zimvie Inc.	89,525	846
*	Outset Medical Inc.	159,241	834
*,1	Senseonics Holdings Inc.	1,344,709	794
*,1	Butterfly Network Inc.	516,160	492
*	Inogen Inc.	78,785	459
*	Cutera Inc.	47,100	80
			3,612,266
Health Care Providers & Services (22.5%)
	UnitedHealth Group Inc.	3,132,674	1,732,275
	Elevance Health Inc.	796,920	382,115
	CVS Health Corp.	4,343,680	295,153
	Cigna Group	1,000,943	263,128
	McKesson Corp.	456,174	214,657
	Humana Inc.	419,016	203,164
	HCA Healthcare Inc.	689,872	172,799
*	Centene Corp.	1,831,093	134,915
	Cencora Inc.	577,309	117,407
	Cardinal Health Inc.	832,967	89,194
*	Molina Healthcare Inc.	197,140	72,067
	Laboratory Corp. of America Holdings	299,151	64,889
	Quest Diagnostics Inc.	379,420	52,068
*	Henry Schein Inc.	441,480	29,460
	Universal Health Services Inc. Class B	210,090	28,883
	Chemed Corp.	48,407	27,447
*	Acadia Healthcare Co. Inc.	311,601	22,744
	Encompass Health Corp.	338,718	22,074
*	Tenet Healthcare Corp.	309,095	21,331
	Ensign Group Inc.	189,974	20,341
*	HealthEquity Inc.	289,712	19,417
*	DaVita Inc.	185,290	18,800
*	Option Care Health Inc.	608,249	18,095
*	agilon health Inc.	1,029,210	10,930
*	Progyny Inc.	290,372	9,977

		Shares	Market Value ($000)
*	Amedisys Inc.	104,608	9,789
*	Guardant Health Inc.	378,473	9,526
*	AMN Healthcare Services Inc.	128,463	8,710
	Premier Inc. Class A	404,386	8,326
	Select Medical Holdings Corp.	365,463	8,259
*	NeoGenomics Inc.	431,335	7,837
*	Surgery Partners Inc.	235,382	7,709
	Patterson Cos. Inc.	290,620	7,385
*	RadNet Inc.	206,274	6,854
*	CorVel Corp.	31,774	6,636
*	Privia Health Group Inc.	317,558	6,561
*	R1 RCM Inc.	566,362	5,992
*	Owens & Minor Inc.	245,834	4,887
*	Apollo Medical Holdings Inc.	146,063	4,854
*	Addus HomeCare Corp.	54,651	4,766
	US Physical Therapy Inc.	50,620	4,304
*	Hims & Hers Health Inc.	478,325	4,252
	National HealthCare Corp.	46,318	3,547
*	Brookdale Senior Living Inc.	604,915	3,206
*	Alignment Healthcare Inc.	349,341	2,620
*	AdaptHealth Corp.	276,805	2,347
*	Cross Country Healthcare Inc.	114,834	2,328
*	Pediatrix Medical Group Inc.	268,666	2,251
*	OPKO Health Inc.	1,440,984	2,104
*	Accolade Inc.	231,671	2,022
*	Fulgent Genetics Inc.	65,698	1,812
*	Castle Biosciences Inc.	86,019	1,720
*	DocGo Inc.	298,391	1,686
*	PetIQ Inc.	94,138	1,640
*	Enhabit Inc.	143,952	1,535
*	ModivCare Inc.	38,400	1,450
*	Pennant Group Inc.	95,730	1,313
*,1	Clover Health Investments Corp.	1,276,695	1,176
*	Community Health Systems Inc.	441,073	1,134
*	Agiliti Inc.	136,115	1,097
*	23andMe Holding Co. Class A	931,005	801
*	Aveanna Healthcare Holdings Inc.	193,582	528
*,1	Invitae Corp.	849,892	432
*	Joint Corp.	48,944	430
*	CareMax Inc.	203,440	138
*,1	Cano Health Inc.	7,179	53
			4,197,347
Health Care Technology (0.8%)
*	Veeva Systems Inc. Class A	516,080	89,958
*	Teladoc Health Inc.	557,533	10,114
*	Evolent Health Inc. Class A	363,674	10,110
*	Doximity Inc. Class A	386,395	8,984
*	Schrodinger Inc.	212,012	6,591
*	Certara Inc.	377,981	5,447
*	Veradigm Inc.	368,520	4,230
*	Phreesia Inc.	177,341	2,733
	Simulations Plus Inc.	53,715	2,105
	HealthStream Inc.	81,713	2,043
*	GoodRx Holdings Inc. Class A	254,545	1,525
*	Definitive Healthcare Corp.	172,407	1,422
*	Health Catalyst Inc.	192,450	1,382
*	Multiplan Corp.	878,875	1,142
*	American Well Corp. Class A	809,404	1,028

		Shares	Market Value ($000)
*	Sharecare Inc.	1,036,421	972
*	OptimizeRx Corp.	55,381	527
			150,313
Life Sciences Tools & Services (10.8%)
	Thermo Fisher Scientific Inc.	1,305,242	647,087
	Danaher Corp.	2,372,174	529,730
*	IQVIA Holdings Inc.	619,316	132,596
	Agilent Technologies Inc.	989,473	126,455
	West Pharmaceutical Services Inc.	249,764	87,607
*	Mettler-Toledo International Inc.	65,952	72,015
*	Waters Corp.	199,906	56,096
*	Illumina Inc.	535,385	54,583
*	Avantor Inc.	2,285,864	48,415
	Revvity Inc.	419,795	37,320
*	Charles River Laboratories International Inc.	173,404	34,174
	Bio-Techne Corp.	535,166	33,662
*	Repligen Corp.	179,150	28,171
	Bruker Corp.	347,669	22,630
*	Medpace Holdings Inc.	82,718	22,393
*	Bio-Rad Laboratories Inc. Class A	73,048	22,274
*	10X Genomics Inc. Class A	297,198	12,934
*	Azenta Inc.	193,258	10,894
*	Fortrea Holdings Inc.	285,293	8,399
*	Pacific Biosciences of California Inc.	805,455	6,830
*	Sotera Health Co.	333,907	4,558
*	Quanterix Corp.	121,002	2,900
*	Cytek Biosciences Inc.	392,241	2,722
*	CryoPort Inc.	165,523	2,321
*	Maravai LifeSciences Holdings Inc. Class A	379,810	1,937
	Mesa Laboratories Inc.	18,228	1,556
*	SomaLogic Inc.	541,900	1,528
*	Adaptive Biotechnologies Corp.	345,554	1,514
*	BioLife Solutions Inc.	118,478	1,466
*	MaxCyte Inc.	296,735	1,409
*	OmniAb Inc.	292,525	1,284
*	Codexis Inc.	237,024	559
*,1	Quantum-Si Inc.	343,349	553
*	Akoya Biosciences Inc.	83,335	366
*	Nautilus Biotechnology Inc.	126,255	347
*	Seer Inc.	152,053	245
*,1	Bionano Genomics Inc.	117,865	187
*	NanoString Technologies Inc.	159,039	79
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			2,019,796
Other (0.0%)[3]
*,2	Chinook Therapeutics Inc. CVR	784	—
Pharmaceuticals (28.0%)
	Eli Lilly & Co.	2,728,880	1,612,877
	Johnson & Johnson	8,143,556	1,259,482
	Merck & Co. Inc.	8,581,477	879,430
	Pfizer Inc.	19,094,001	581,794
	Bristol-Myers Squibb Co.	7,064,896	348,865
	Zoetis Inc.	1,556,731	275,028
	Viatris Inc.	4,055,726	37,232
	Royalty Pharma plc Class A	1,290,321	34,929
*	Jazz Pharmaceuticals plc	202,765	23,973

		Shares	Market Value ($000)
*	Catalent Inc.	609,670	23,686
*	Elanco Animal Health Inc. (XNYS)	1,666,354	19,630
*	Intra-Cellular Therapies Inc.	292,454	17,948
	Perrigo Co. plc	457,520	13,936
	Organon & Co.	864,715	9,789
*	Prestige Consumer Healthcare Inc.	167,432	9,602
*	Corcept Therapeutics Inc.	294,523	7,501
*	Amphastar Pharmaceuticals Inc.	132,137	7,442
*,1	Axsome Therapeutics Inc.	103,693	6,994
*	Cymabay Therapeutics Inc.	266,675	5,101
*	Supernus Pharmaceuticals Inc.	184,358	5,024
*,1	Tilray Brands Inc.	2,470,251	4,471
*	Pacira BioSciences Inc.	156,925	4,281
*	Arvinas Inc.	153,530	3,373
*	Ligand Pharmaceuticals Inc.	55,752	3,251
*	Harmony Biosciences Holdings Inc.	111,632	3,244
*	Collegium Pharmaceutical Inc.	117,205	3,004
*,1	Cassava Sciences Inc.	134,812	2,808
*	Innoviva Inc.	197,326	2,733
*	ANI Pharmaceuticals Inc.	51,363	2,558
*	Pliant Therapeutics Inc.	151,688	2,107
*	Amylyx Pharmaceuticals Inc.	136,695	1,936
*	Revance Therapeutics Inc.	284,377	1,925
*	Amneal Pharmaceuticals Inc.	364,765	1,572
*,1	Theravance Biopharma Inc.	141,928	1,487
*	Evolus Inc.	154,126	1,460
*	Tarsus Pharmaceuticals Inc.	71,675	1,185
*	Liquidia Corp.	153,418	1,098
*	Harrow Inc.	106,859	986
	SIGA Technologies Inc.	144,115	783
*	Enliven Therapeutics Inc.	62,676	706
*	Phathom Pharmaceuticals Inc.	96,564	675
*	Atea Pharmaceuticals Inc.	225,523	674
	Phibro Animal Health Corp. Class A	68,479	657
*	Fulcrum Therapeutics Inc.	135,739	652
*	Terns Pharmaceuticals Inc.	113,604	505
*	Nuvation Bio Inc.	401,242	497
*,1	ATAI Life Sciences NV	416,225	433
*	Ventyx Biosciences Inc.	150,262	325
*	Nektar Therapeutics	640,406	314
*	Scilex Holding Co. (XNCM)	219,844	275
*	Cara Therapeutics Inc.	166,555	161
*	Aclaris Therapeutics Inc.	169,669	148
*	NGM Biopharmaceuticals Inc.	152,694	114
			5,230,661
Total Common Stocks (Cost $16,178,910)			18,670,133
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	152,449	48
*	Advaxis Inc. Exp. 9/11/24	7,710	—
Total Warrants (Cost $—)			48

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.438% (Cost $29,675)	296,875	29,684
Total Investments (100.1%) (Cost $16,208,585)			18,699,865
Other Assets and Liabilities—Net (-0.1%)			(12,321)
Net Assets (100.0%)			18,687,544
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,289,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $29,552,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/30/24	BANA	4,206	(5.331)	—	(17)
Becton Dickinson & Co.	1/31/24	CITNA	9,447	(5.331)	—	(45)
Mettler-Toledo International Inc.	1/31/24	CITNA	8,735	(5.331)	—	(35)
					—	(97)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,669,632	—	501	18,670,133
Warrants	—	48	—	48
Temporary Cash Investments	29,684	—	—	29,684
Total	18,699,316	48	501	18,699,865
Derivative Financial Instruments
Liabilities
Swap Contracts	—	97	—	97